Software and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Software and Equipment net, [LIne Items]
Depreciation expense	$ 4,114	$ 5,078	$ 4,055